Share-Based Payments - Summary of Movements of All Share Rights Issued (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	13,428,370	11,011,895
Granted	16,287,972	4,631,721
Forfeited	(5,819,922)	(962,688)
Exercised	(2,879,589)	(1,252,558)
Ending balance	21,016,831	13,428,370
Share Rights
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	65,405	436,403
Granted	632,890	65,405
Forfeited		(16,684)
Exercised	(65,405)	(419,719)
Ending balance	632,890	65,405
Exercisable	632,890	65,405